Prepaid Deposit	3 Months Ended
Mar. 31, 2017
Prepaid Deposit
Prepaid Deposit

NOTE 3 – PREPAID DEPOSIT

The Company had prepaid deposits of $4,278 and $0 at March 31, 2017 and December 31, 2016, respectively. The prepaid deposits of $4,278 at March 31, 2017 consisted of $3,700 prepaid to a third party for performing due diligence for future potential acquisition targets and $578 security deposit for the lease commitment (Note 6).